Land Use Rights (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Land Use Rights (Textual)
Amortization expense	$ 28,217	$ 7,099	$ 14,283
Land use right with net book values	973,224	1,014,538
Collateral Pledged [Member]
Land Use Rights (Textual)
Land use right with net book values	$ 793,503	$ 820,343